RELATED PARTY TRANSACTIONS AND BALANCES (Details Textual)	9 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 CAD shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD
Related Party Transaction [Line Items]
Due from Related Parties	$ 44,986		$ 38,554
Debt Instrument, Basis Spread on Variable Rate			1.00%	1.00%
Repayments of Other Debt	37,837	CAD 44,000
Director [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 85,947	CAD 95,000
Stock Issued During Period, Shares, Issued for Services | shares	331,443	331,443
Accrued interest receivable			$ 756	CAD 1,046
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	$ 0		878
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	4,220		2,970
Chief Technology Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	5,930		856
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	$ 0		$ 346